Nature of Business and Basis of Presentation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)	$ (505,881,000)	$ (726,527,000)	$ (625,944,000)
Unrestricted Cash and Cash Equivalents	49,879,000	$ 27,216,000	$ 62,516,000
Reclassification from Other accrued liabilities to Other Longterm Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prior Period Reclassification Adjustment	$ 7,235,000